Victory Pioneer Fundamental Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.42%	10.37%	13.40%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.25%	7.93%	11.44%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.29%	7.87%	10.74%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.28%	10.89%	13.45%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.39%	12.08%	14.51%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	13.59%	11.26%	13.68%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	14.23%	11.96%	14.39%